UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10527
                                                     ---------

                     UBS Equity Opportunity Fund II, L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2007

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

                                                                                          REALIZED AND
                                                                                % OF       UNREALIZED
                                                                                MEMBERS  GAIN/(LOSS) FROM
INVESTMENT FUND                                    COST        FAIR VALUE       CAPITAL    INVESTMENTS       LIQUIDITY      LOCK-UP*
----------------------------------------      ------------    ------------      ------    ------------     -------------   -------
Abrams Bison Partners, L.P.                   $ 19,000,000    $ 25,770,326        5.52%   $  (381,899)       Annually
Alson Signature Fund II, L.P.                   15,249,480      25,426,641        5.45      2,363,910        Quarterly
Caxton Alpha Equity Fund, L.L.C.                 9,000,000      14,345,902        3.07      1,544,263         Monthly
Caxton Equity Growth Fund, L.L.C.                9,000,000      15,709,926        3.36        806,181        Annually
Cobalt Partners, L.P.                           29,000,000      52,776,985       11.31      5,867,628      Semi-Annually      X
Delta Institutional Fund, L.P.                  12,500,000      30,800,670        6.60      2,507,729        Quarterly
Forest Hill Select Fund, L.P.                   13,300,000      16,710,658        3.58      1,207,163        Quarterly
JANA Partners Qualified, L.P.                   26,000,000      27,480,872        5.89     (3,850,866)       Quarterly
JANA Piranha Fund, L.P.                          8,000,000      13,779,943        2.95      7,047,626        Quarterly
Level Global, L.P.                              20,000,000      26,678,164        5.71      2,566,030        Quarterly        X
North River Partners, L.P.                      16,500,000      23,490,162        5.03       (103,575)       Quarterly
Raptor Global Fund, L.P.                        15,500,000      26,944,533        5.77     (1,990,227)       Quarterly
Southpoint Qualified Fund, L.P.                 22,000,000      27,408,483        5.87      4,789,500        Annually         X
Spindrift Partners Fund, L.P.                   15,000,000      21,291,574        4.56      2,874,740      Semi-Annually
Subprime Credit Strategies Fund II, L.P.         4,000,000      18,689,468        4.00     14,335,200        Quarterly        X
TCS Capital II, L.P.                            19,500,000      40,121,135        8.59      7,667,684        Annually         X
Trian Partners, L.P.                            18,000,000      20,271,442        4.34      1,289,305        Annually         X
Valinor Capital Partners, LP                     7,500,000       7,912,537        1.69        412,538        Annually         X
Wesley Capital QP, L.P.                         19,000,000      28,834,103        6.17      1,545,013        Quarterly
Redeemed Investment Funds                               --              --          --        351,826
                                              ------------    ------------       -----    -----------
TOTAL                                         $298,049,480    $464,443,524       99.46%   $50,849,769
                                              ============    ============       =====    ===========

* As of September 30, 2007, these funds were subject to lock up provisions ranging from 15 months to 27 months.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
    15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Equity Opportunity Fund II, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer

Date                       November 27, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer

Date                       November 27, 2007
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By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date                       November 27, 2007
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* Print the name and title of each signing officer under his or her signature.